Parent Only Statements - Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Total assets	$ 10,706,664	$ 9,083,532
Liabilities and Equity [Abstract]
Liabilities	9,540,521	7,994,232
Affiliate investment	1,164,495	1,068,928
Accumulated other comprehensive (loss) income (net of tax (benefit) expense of ($1,849) and $8,791, respectively)	(3,024)	14,348
Total SLM Corporation equity	1,161,471	1,083,276
Total liabilities and equity	10,706,664	9,083,532
Tax benefit for accumulated other comprehensive (loss) income	(1,849)	8,791
Parent Company
Assets
Investments in subsidiaries	1,161,471	1,083,276
Total assets	1,161,471	1,083,276
Liabilities and Equity [Abstract]
Liabilities	0	0
Affiliate investment	1,164,495	1,068,928
Accumulated other comprehensive (loss) income (net of tax (benefit) expense of ($1,849) and $8,791, respectively)	(3,024)	14,348
Total SLM Corporation equity	1,161,471	1,083,276
Total liabilities and equity	1,161,471	1,083,276
Tax benefit for accumulated other comprehensive (loss) income	$ (1,849)	$ 8,791